Taxation - Schedule of loss before income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
PRC entities	¥ (260,092)		¥ (233,630)	¥ (406,503)
Non-PRC entities	163,002		199,175	215,199
Loss before income tax expenses	¥ (97,090)	$ (13,885)	¥ (34,455)	¥ (191,304)